Debt Disclosure [Text Block]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Debt Disclosure Tex tBlock

Note 14 – Debt

Debt at June 30, 2011 and December 31, 2010 was as follows:

(in thousands)	June 30,	December 31,
	2011	2010
Short term debt
First Lien Revolver	$ 62,099	$ 42,635
Foreign	517	255
Total short-term debt	62,616	42,890

Long-term debt - non related party:
First Lien Term Loan	17,850	20,300
Second Lien Term Loan	25,000	25,000
10% Subordinated Notes, net of unamortized discount	32,008	40,519
Other H&H debt-domestic	7,160	7,286
Foreign loan facilities	3,259	2,764
Total debt to non related party	85,277	95,869
Less portion due within one year	4,452	4,452
Long-term debt to non related party	80,825	91,417

Long-term debt - related party:
10% Subordinated Notes, net of unamortized discount	31,624	32,547
Long-term debt - related party	31,624	32,547

Total long-term debt	112,449	123,964

Total debt	$ 179,517	$ 171,306

On August 5, 2011, H&H Group’s Wells Fargo Facility and Ableco Facility were amended to, among other things, extend the maturity dates of the First Lien Revolver, the First Lien Term Loan and the Second Lien Term Loan to June 28, 2013.